CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Retained earnings (deficit)	Total
Beginning Balances at Dec. 31, 2019	$ 7	$ 6,710	$ 3,348	$ 10,065
Beginning Balances (in shares) at Dec. 31, 2019	6,959,063
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share issuance, net		102		102
Share issuance, net (in shares)	25,184
Settlement of Payables		40		40
Settlement of payables (in shares)	10,000
Stock-based compensation		456		456
Expected tax loss of future stock compensation option exercises		(288)		(288)
Equity component of convertible debt issuance		1,220		1,220
Fair value of finders' warrants		46		46
Net income (loss)			(14,711)	(14,711)
Ending Balance at Sep. 30, 2020	$ 7	8,286	(11,363)	(3,070)
Ending Balance (in shares) at Sep. 30, 2020	6,994,247
Beginning Balances at Dec. 31, 2019	$ 7	6,710	3,348	10,065
Beginning Balances (in shares) at Dec. 31, 2019	6,959,063
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share issuance, net	$ 16	9,595		9,611
Share issuance, net (in shares)	16,483,626
Exercise of stock options		19		19
Exercise of stock options (in shares)	50,000
Settlement of Payables		40		40
Settlement of payables (in shares)	50,000
Stock-based compensation		548		548
Tax impact of equity component of convertible debt issuance		(388)		(388)
Equity component of convertible debt issuance		961		961
Fair value of finders' warrants		46		46
Settlement of performance share liability	$ 5	13,338		13,343
Settlement of performance share liability (in shares)	5,000,000
Net income (loss)			(15,036)	(15,036)
Ending Balance at Dec. 31, 2020	$ 11	30,886	(11,688)	19,209
Ending Balance (in shares) at Dec. 31, 2020	11,275,788
Beginning Balances at Jun. 30, 2020	$ 7	8,056	(10,386)	(2,323)
Beginning Balances (in shares) at Jun. 30, 2020	6,959,063
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share issuance, net		102		102
Share issuance, net (in shares)	25,184
Settlement of Payables		40		40
Settlement of payables (in shares)	10,000
Stock-based compensation		88		88
Net income (loss)			(977)	(977)
Ending Balance at Sep. 30, 2020	$ 7	8,286	(11,363)	(3,070)
Ending Balance (in shares) at Sep. 30, 2020	6,994,247
Beginning Balances at Dec. 31, 2020	$ 11	30,886	(11,688)	19,209
Beginning Balances (in shares) at Dec. 31, 2020	11,275,788
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share issuance, net		832		832
Share issuance, net (in shares)	171,032
Share issuance, acquisition related	$ 1	2,274		2,275
Share issuance, acquisition related (in shares)	332,117
Exercise of stock options		19		19
Exercise of stock options (in shares)	3,000
Convertible debt converted into shares		60		60
Convertible debt converted into shares (in shares)	13,384
Other (in shares)	15
Stock-based compensation		818		818
Equity component of convertible debt issuance		1,203		1,203
Settlement of performance share liability		2,293		2,293
Settlement of performance share liability (in shares)	43,968
Net income (loss)			(2,447)	(2,447)
Ending Balance at Sep. 30, 2021	$ 12	38,385	(14,135)	24,262
Ending Balance (in shares) at Sep. 30, 2021	11,839,304
Beginning Balances at Jun. 30, 2021	$ 12	38,136	(14,226)	23,922
Beginning Balances (in shares) at Jun. 30, 2021	11,833,431
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options		19		19
Exercise of stock options (in shares)	3,000
Convertible debt converted into shares		20		20
Convertible debt converted into shares (in shares)	2,858
Other (in shares)	15
Stock-based compensation		210		210
Net income (loss)			91	91
Ending Balance at Sep. 30, 2021	$ 12	$ 38,385	$ (14,135)	$ 24,262
Ending Balance (in shares) at Sep. 30, 2021	11,839,304